Class K [Member] Expense Example - Class K - BlackRock Defensive Advantage Emerging Markets Fund - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	967
Expense Example, with Redemption, 5 Years	1,865
Expense Example, with Redemption, 10 Years	$ 4,174